Label	Element	Value
AIG Focused Dividend Strategy II Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

AIG Focused Dividend Strategy II Fund

(the “Fund”)

Supplement dated January 28, 2019 to

the Fund’s Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Prospectus and SAI:

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Focused Dividend Strategy II Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is added after the first sentence of the paragraph under the subsection of the Fund’s Prospectus entitled “Fees and Expenses of the Fund”:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following is added after the third sentence of the paragraph under the subsection of the Fund’s Prospectus entitled “Fees and Expenses of the Fund – Example”:

You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.